NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 78.8%
	Communications - 8.0%
33,570	Alphabet, Inc., Class C	$6,393,071
381	Booking Holdings, Inc.	1,892,968
6,910	Meta Platforms, Inc.	4,045,874
1,845	Netflix, Inc.(a)	1,644,485
7,542	T-Mobile US, Inc.	1,664,746
		15,641,144
	Consumer Discretionary - 8.6%
29,777	Amazon.com, Inc.(a)	6,532,777
1,866	Darden Restaurants, Inc.	348,364
2,388	Deckers Outdoor Corporation(a)	484,979
7,713	eBay, Inc. (a)	477,820
17,689	General Motors Company	942,293
3,895	Hilton Worldwide Holdings, Inc. (a)	962,688
3,792	Lennar Corporation, Class A	517,115
3,259	PulteGroup, Inc.	354,905
5,260	Ross Stores, Inc.	795,680
8,661	Tesla, Inc.(a)	3,497,658
15,136	TJX Cos., Inc. (The)	1,828,580
		16,742,859
	Consumer Staples - 5.2%
3,849	Church & Dwight Company, Inc.	403,029
31,059	Coca-Cola Co. (The)	1,933,734
2,232	Costco Wholesale Corp.	2,045,114
11,874	PepsiCo, Inc.	1,805,560
12,334	Procter & Gamble Co. (The)	2,067,795
19,988	Walmart, Inc.	1,805,916
		10,061,148
	Energy - 3.1%
15,787	Baker Hughes, a GE Company	647,583
9,057	EOG Resources, Inc.	1,110,207
17,622	Exxon Mobil Corporation	1,895,598
4,383	Hess Corporation	582,983
9,206	ONEOK, Inc.	924,282

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 78.8% (Continued)
	Energy - 3.1% (Continued)
22,638	Schlumberger Ltd.	$867,941
		6,028,594
	Financials - 7.0%
6,431	American Express Co.	1,908,656
1,551	Ameriprise Financial, Inc.	825,799
5,920	Arch Capital Group Ltd. (a)	546,712
43,517	Bank of America Corporation	1,912,572
5,800	Berkshire Hathaway, Inc., Class B(a)	2,629,024
5,920	Chubb Ltd.	1,635,696
685	Everest Re Group Ltd.	248,285
4,625	Hartford Financial Services Group, Inc. (The)	505,975
9,049	Intercontinental Exchange, Inc.	1,348,391
9,030	JPMorgan Chase & Co.	2,164,582
		13,725,692
	Health Care - 7.0%
2,754	AmerisourceBergen Corporation	618,769
6,219	Amgen, Inc.	1,620,920
20,588	Boston Scientific Corporation(a)	1,838,920
4,403	Cigna Corporation	1,215,844
6,203	DexCom, Inc.(a)	482,407
2,675	Eli Lilly & Co.	2,065,100
2,453	Incyte Corporation(a)	169,429
2,723	IQVIA Holdings, Inc.(a)	535,097
19,722	Merck & Company, Inc.	1,961,945
3,518	UnitedHealth Group, Inc.	1,779,615
3,601	Vertex Pharmaceuticals, Inc.(a)	1,450,123
		13,738,169
	Industrials - 5.3%
4,954	Caterpillar, Inc.	1,797,113
5,414	Cintas Corp.	989,138
10,137	Delta Air Lines, Inc.	613,289
1,969	Jacobs Solutions, Inc.	263,098
3,269	Lockheed Martin Corp., B	1,588,538
2,026	Parker-Hannifin Corporation	1,288,597

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 78.8% (Continued)
	Industrials - 5.3% (Continued)
15,154	Raytheon Technologies Corp.	$1,753,620
883	TransDigm Group, Inc. (a)	1,119,008
5,179	United Airlines Holdings, Inc.(a)	502,881
3,809	Xylem, Inc.	441,920
		10,357,202
	Materials - 1.9%
1,828	Albemarle Corp.	157,354
2,276	Celanese Corporation	157,522
3,992	Ecolab, Inc.	935,405
18,183	Newmont Corporation	676,771
3,664	Sherwin-Williams Company (The)	1,245,505
2,089	Vulcan Materials Company	537,353
		3,709,910
	Real Estate - 2.3%
7,342	American Tower Corp., A	1,346,596
4,858	Digital Realty Trust, Inc.	861,469
1,493	Equinix, Inc.	1,407,735
4,790	Simon Property Group, Inc.	824,886
		4,440,686
	Technology - 27.5%
2,392	Akamai Technologies, Inc.(a)	228,795
45,062	Apple, Inc.	11,284,426
16,276	Arista Networks, Inc.(a)	1,798,987
11,914	Broadcom, Inc.	2,762,142
6,446	CoStar Group, Inc.(a)	461,469
384	Fair Isaac Corporation(a)	764,517
2,423	Garmin Ltd.	499,768
4,003	Global Payments, Inc.	448,576
1,800	Intuit, Inc.	1,131,300
2,153	Leidos Holdings, Inc.	310,161
4,017	Mastercard, Inc., Class A	2,115,232
22,612	Microsoft Corp.	9,530,958
2,615	Motorola Solutions, Inc.	1,208,731
78,181	NVIDIA Corporation	10,498,926

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 78.8% (Continued)
	Technology - 27.5% (Continued)
4,015	NXP Semiconductors N.V.			$834,518
6,756	ON Semiconductor Corporation(a)			425,966
10,447	Oracle Corporation			1,740,888
8,926	Palo Alto Networks, Inc.(a)			1,624,175
5,068	Paychex, Inc.			710,635
5,889	salesforce.com, Inc.			1,968,869
2,447	Synopsys, Inc.(a)			1,187,676
672	Tyler Technologies, Inc.(a)			387,502
5,616	Visa, Inc., Class A			1,774,881
				53,699,098
	Utilities - 2.9%
8,324	American Electric Power Company, Inc.			767,723
3,073	American Water Works Company, Inc.			382,558
4,958	Constellation Energy Corp.			1,109,154
12,149	Duke Energy Corporation			1,308,933
8,086	FirstEnergy Corporation			321,661
11,636	PPL Corporation			377,705
17,170	Southern Company (The)			1,413,434
				5,681,168

	TOTAL COMMON STOCKS (Cost $133,375,862)			153,825,670

	EXCHANGE-TRADED FUNDS — 2.9%
	U.S. Fixed Income - 2.9%
72,115	iShares iBoxx $ High Yield Corporate Bond ETF			5,671,845

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,725,263)			5,671,845

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.5%
	REAL ESTATE — 0.5%
1,000,000	Marriott Vacations Worldwide Corp Series
	TOTAL CONVERTIBLE BONDS (Cost $967,851)	4.7500	01/15/28	960,843

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.4%
	COMMUNICATIONS — 2.4%
1,000,000	Boyd Gaming Corporation Series	4.7500	12/01/27	$966,794
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Series (b)	4.5000	06/01/33	842,518
1,000,000	Cogent Communications GR Series (b)	3.5000	05/01/26	968,167
1,000,000	Nexstar Broadcasting, Inc Series (b)	4.7500	11/01/28	932,381
1,000,000	Telecom Italia Capital S.A. Series	7.2000	07/18/36	1,006,181
				4,716,041
	CONSUMER DISCRETIONARY — 4.0%
1,000,000	Aramark Services, Inc. Series (b)	5.0000	02/01/28	971,747
1,000,000	Builders FirstSource, Inc. Series (b)	6.3750	03/01/34	988,186
1,000,000	Caesars Entertainment, Inc. Series (b)	7.0000	02/15/30	1,019,280
1,000,000	Light & Wonder International, Inc. Series (b)	7.2500	11/15/29	1,021,557
1,000,000	Nissan Motor Acceptance Company, LLC Series (b)	2.7500	03/09/28	909,615
1,000,000	Papa Johns International Series (b)	3.8750	09/15/29	895,867
1,000,000	Six Flags Entertainment Corporation Series (b)	7.2500	05/15/31	1,022,402
1,000,000	Thor Industries, Inc. Series (b)	4.0000	10/15/29	901,639
				7,730,293
	CONSUMER STAPLES — 1.0%
1,000,000	Lamb Weston Holdings, Inc. Series (b)	4.3750	01/31/32	906,152
1,000,000	Performance Food Group Inc Series (b)	6.1250	09/15/32	999,954
				1,906,106
	ENERGY — 2.5%
1,000,000	California Resources Corporation Series (b)	8.2500	06/15/29	1,015,013
1,000,000	Matador Resources Company Series (b)	6.8750	04/15/28	1,015,260
1,000,000	Occidental Petroleum Corporation Series B	3.2000	08/15/26	965,671
1,000,000	Valaris Ltd. Series (b)	8.3750	04/30/30	1,010,540
1,000,000	Valvoline, Inc. Series (b)	3.6250	06/15/31	853,235
				4,859,719

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.4% (Continued)
	FINANCIALS — 1.0%
1,000,000	OPEN TEXT HLDGS INC SR GLBL 144A 30 Series (b)	4.1250	02/15/30	$906,798
1,000,000	Starwood Property Trust, Inc. Series (b)	7.2500	04/01/29	1,027,016
				1,933,814

	HEALTH CARE — 1.5%
1,000,000	Encompass Health Corporation Series	4.6250	04/01/31	924,245
1,000,000	Perrigo Finance Unlimited Company Series	6.1250	09/30/32	979,091
1,000,000	TELEFLEX INC Series B (b)	4.2500	06/01/28	949,115
				2,852,451
	INDUSTRIALS — 2.0%
1,000,000	Atkore, Inc. Series (b)	4.2500	06/01/31	887,237
1,000,000	Berry Global Escrow Corporation Series (b)	5.6250	07/15/27	994,776
1,000,000	Chart Industries, Inc. Series (b)	9.5000	01/01/31	1,075,728
1,000,000	Dycom Industries, Inc. Series (b)	4.5000	04/15/29	934,765
				3,892,506
	MATERIALS — 1.0%
1,000,000	Advanced Drainage Systems, Inc. Series (b)	6.3750	06/15/30	1,004,623
1,000,000	Cleveland-Cliffs, Inc. Series (b)	7.0000	03/15/32	982,111
				1,986,734
	REAL ESTATE — 1.0%
1,000,000	Iron Mountain Information Management Services, Series (b)	5.0000	07/15/32	921,891
1,000,000	SBA COMMUNICATIONS CORP Series	3.8750	02/15/27	958,675
				1,880,566
	UTILITES — 1.0%
1,000,000	NRG Energy, Inc. Series (b)	6.2500	11/01/34	981,635
1,000,000	Vistra Operations Company, LLC Series (b)	7.7500	10/15/31	1,049,996
				2,031,631
	TOTAL CORPORATE BONDS (Cost $34,103,669)			33,789,861

	TOTAL INVESTMENTS - 99.6% (Cost $174,172,645)			$194,248,219
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			783,978
	NET ASSETS - 100.0%			$195,032,197

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is 27,989,204 or 14.4% of net assets.